SHORT-TERM BANK LOANS (Tables)	12 Months Ended
Jun. 30, 2022
SHORT-TERM BANK LOANS
Schedule of Short-term Bank Loans

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Bank of Nanjing (1)	¥4,000,000	¥—	$—
Beijing Rural Commercial Bank (2)	10,000,000	10,000,000	1,493,045
China Construction Bank (3)	1,000,000	—	—
Total short-term bank loans	¥15,000,000	¥10,000,000	$1,493,045
(1)	On June 23, 2020, the Company entered into another loan agreement with Bank of Nanjing to borrow ¥1,500,000 as working capital for one year. The Company made the withdraw in an amount of ¥1,500,000 on July 1, 2020, which will be due on July 1, 2021. The loan was repaid in full upon maturity. On June 21, 2021, the Company entered into another loan agreement with Bank of Nanjing to borrow ¥2,500,000 as working capital for one year, with maturity date of June 17, 2022. The loan was repaid in full by December 31, 2021.

All these loans bear a fixed interest rate of 4.35% per annum and are guaranteed by one of the founders of the Company.

(2)	On April 15, 2020, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥ 10,000,000 as working capital for one year. The Company made the first withdraw in an amount of ¥5,600,000 on April 23, 2021, which will be due on April 20, 2022. The Company made second withdraw in an amount of ¥ 4,400,000 on May 18, 2021, which will be due on May 11, 2022. These two loans were repaid in full upon maturity. On April 13, 2022, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥ 5,600,000 ($836,105) as working capital for one year, which will be due on April 12, 2023. On April 13, 2022, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥ 4,400,000 ($656,940) as working capital for one year, which will be due on May 12, 2023. All these loan bears a fixed interest rate of 4.6% per annum. These loans are guaranteed by one of the founders of the Company and he also pledged self-owned housing property with carrying value of approximately RMB 17.6 million (approximately $2.6 million) as collateral for these loans.
(3)	On July 10, 2020, the Company entered into a loan agreement with China Construction Bank to borrow ¥1,000,000 as working capital for one year, with maturity date of July 10, 2021. The loan bears a fixed interest rate of 4.0525% per annum. The loan was repaid in full upon maturity.